Document And Entity Information	Jul. 22, 2025
Document Information Line Items
Entity Registrant Name	General Electric Co
Entity Central Index Key	0000040545
Document Type	8-K
Document Period End Date	Jul. 22, 2025
Entity Incorporation, State or Country Code	NY
Entity File Number	001-00035
Entity Tax Identification Number	14-0689340
Entity Address, Address Line One	1 Neumann Way,
Entity Address, City or Town	Evendale,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45215
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock [Member]
Document Information Line Items
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GE
Security Exchange Name	NYSE
1.875% Notes Due 2027 [Member]
Document Information Line Items
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes Due 2029 [Member]
Document Information Line Items
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7 1/2% Guaranteed Subordinated Notes Due 2035 [Member]
Document Information Line Items
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes Due 2037 [Member]
Document Information Line Items
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE